Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2021
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Investments in joint ventures and associates
12. Investments in joint ventures and associates
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2021	2020
Associates	24	6

Total	24	6

The amounts recognised in the income statement are as follows:

All figures in £ millions	2021	2020
Associates	1	5

Total	1	5

The Group has no material associates or joint ventures.
In 2021, the Group acquired two associates. The largest of these is a 40% interest in the Academy of Pop (AOP) that was entered into on 31 August 2021, and had a year end carrying amount of £10m, of which £7m was still to be paid as at 31 December 2021 (see note 36). AOP is incorporated in Delaware and is a Limited Liability Company. It was set up with XIX Entertainment to create a new entertainment driven performing arts learning platform, which will offer coaching from renowned instructors, with a combination of physical locations and online learning.
The Group’s 25% interest in Penguin Random House was disposed of in April 2020 (see note 31). Funds loaned to Penguin Random House were repaid at the point of disposal. Prior to the completion of the sale of Penguin Random House, the Group received dividends of £1m from Penguin Random House.
There were no other material transactions with associates or joint ventures during 2021 or 2020.